Related party transactions (Details) - CHF (SFr)		12 Months Ended
	Apr. 02, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Salaries, other short-term employee benefits and post-employment benefits		SFr 341,575	SFr 159,775	SFr 138,275
Consulting fees			17,106	151,639
Share-based compensation		167,066	239,202	595,962
Key management compensation		508,641	416,083	885,876
Neurosterix US Holdings LLC
Related party transactions
Percentage of equity interest received	20.00%
Discontinued operations
Related party transactions
Salaries, other short-term employee benefits and post-employment benefits		664,525	1,484,290	1,480,911
Share-based compensation		1,260,638	1,297,695	2,600,391
Key management compensation		1,925,163	2,781,985	SFr 4,081,302
Discontinued operations as disclosed below
Related party transactions
Cash in from Neurosterix Pharma Sarl sale	SFr 5,000,000	5,000,000
Fair value of Neurosterix US Holdings LLC's participation	9,420,000	9,428,400
Fair value of service agreement	SFr 182,348	SFr 182,348
Discontinued operations as disclosed below | Neurosterix US Holdings LLC
Related party transactions
Percentage of equity interest received	20.00%	20.00%
Board of directors and executive management
Related party transactions
Net payable		SFr 100,000	SFr 100,000
Neurosterix Group
Related party transactions
Net receivable		SFr 7,967